Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 113,056		¥ 115,864		¥ 104,844
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		113,056		115,864
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		15,663	[1]	16,572	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	17,829		19,717
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		15,663	[1]	16,572	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	17,829		19,717
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		22,324	[4]	29,106	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	21,760		16,933
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		22,324	[4]	29,106	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	21,760		16,933
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	26,300		23,395
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	26,300		23,395
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	9,180		10,141
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	9,180		10,141
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		85,180		87,009		¥ 62,042
Overseas Pension Plans Defined Benefit | Total Fixed Maturities and Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		85,180
Overseas Pension Plans Defined Benefit | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		75,745		81,168
Overseas Pension Plans Defined Benefit | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		9,435		5,841
Overseas Pension Plans Defined Benefit | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	64		70
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	64		70
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		29,367		33,001
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		29,367		33,001
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		46,280		27,853
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		46,280		27,853
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,885		4,855
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,885		4,855
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		98		20,314
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		98		20,314
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	2,520		196
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	2,520		196
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	1,966		720
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	1,966		720
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	¥ 0		¥ 0

[1]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2016.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥39 million and units of ORIX JREIT Inc. in the amounts of ¥277 million at March 31, 2015.
[3]	These funds invest in listed shares.
[4]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥948 million at March 31, 2016.
[5]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥23 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥16 million at March 31, 2015.
[6]	These funds invest entirely in foreign government bonds.
[7]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[8]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.